Restructuring Restructuring charges (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0	$ 0	$ 12,490	$ 7,753	$ 7,800	$ 8,800
Utilization			(4,516)
Restructuring reserve	7,974		7,974
Onerous Lease
Restructuring Cost and Reserve [Line Items]
Restructuring charges			2,806
Utilization			(538)
Restructuring reserve	2,268		2,268
Workforce Reduction
Restructuring Cost and Reserve [Line Items]
Restructuring charges			9,684
Utilization			(3,978)
Restructuring reserve	$ 5,706		$ 5,706